Employee Benefits - Net Periodic Pension Benefit Cost Assumptions (Details) - ICON Development Solutions Limited pension plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets	3.80%	3.80%
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.90%	1.80%	1.50%
Rate of compensation increase	3.60%	3.70%	3.40%
Expected rate of return on plan assets	3.80%	3.80%	3.40%
Other comprehensive income/(loss)
Actuarial gain - benefit obligation	$ (335)	$ (18,636)	$ (2,097)
Actuarial loss/(gain) - plan assets	910	7,305	(1,176)
Amortization of net gain/(loss) recognized in net periodic benefit (credit)/cost	274	(228)	(625)
Total	$ 849	$ (11,559)	$ (3,898)